Income Taxes - Schedule of Income Tax Net Operating Loss Carryforwards (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule of Income Tax Net Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	$ 197,271,636
Expiration
Australia [Member]
Schedule of Income Tax Net Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	$ 22,128,692
Expiration	Indefinite
Brazil [Member]
Schedule of Income Tax Net Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	$ 9,154,376
Expiration	Indefinite
Canada [Member]
Schedule of Income Tax Net Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	$ 26,538,344
Expiration	2041 - 2045
Hong Kong [Member]
Schedule of Income Tax Net Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	$ 27,967,444
Expiration	Indefinite
Japan [Mmber[
Schedule of Income Tax Net Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	$ 34,372,366
Expiration	2026 - 2035
Mainland China [Member]
Schedule of Income Tax Net Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	$ 2,922,433
Expiration	2027 - 2030
Mexico [Member]
Schedule of Income Tax Net Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	$ 15,662,780
Expiration	2031 - 2035
Singapore [Member]
Schedule of Income Tax Net Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	$ 13,836,101
Expiration	Indefinite
United Kingdom [Member]
Schedule of Income Tax Net Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	$ 8,617,299
Expiration	Indefinite
United States – Federal [Member]
Schedule of Income Tax Net Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	$ 3,574,039
Expiration	Indefinite
Others [Member]
Schedule of Income Tax Net Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	$ 32,497,762
Expiration	[1]

[1]	Of the other foreign net operating loss carryforwards, $28,574,864 expires between 2027 and 2034 and $3,922,898 have an indefinite expiration term.